Common stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Common stock [Abstract]
Schedule of common stock reserved for future issuance
	March 31, 2023	December 31, 2022
Conversion of outstanding redeemable convertible preferred stock	—	33,083,858
Restricted stock units (vested pending settlement and unvested)	2,942,527	5,455,290
Warrants	15,584,965	1,610,731
Convertible debentures	2,533,653	—
Remaining shares available for future issuance under the RSU plan	2,952,736	3,553,731

	As of December, 31
	2022	2021
Conversion of outstanding redeemable convertible preferred stock	307,298.151	307,298.151
Stock options issued and outstanding	—	20,187.576
Restricted stock units (vested pending settlement and unvested)	50,674.000	—
Warrants	14,961.265	6,886.027
Remaining shares available for future issuance under the ESOP Plan	—	101,457.955
Remaining shares available for future issuance under the RSU Plan	33,008.690	—